Convertible note (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible note		$ 1,999,990	$ 0	$ 0
Description of forbearance agreement		Streeterville and the Company reached a forbearance agreement on January 12, 2024. Pursuant to the forbearance agreement, the Company shall compensate $180,247 to Streeterville. As of January 12, 2024, the outstanding balance remaining under this convertible note was $1,982,717
Streeterville Capital LLC [Member]
Gross proceeds	$ 2,000,000
Original issue discount		$ 140,000
Pincipal amount	$ 2,160,000
Interest rate		7.00%
Streeterville's fees		$ 20,000
Fair value		1,727,694
Convertible note		$ 165,704
Paying Interest		105.00%